Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Components of Comprehensive Income (loss)

The components of other comprehensive income (loss) are as follows:

Year Ended December 31,	2012			2011			2010

	Before	Tax	Net of	Before	Tax	Net of	Before	Tax	Net of
	tax	effect	tax	tax	effect	tax	tax	effect	tax

Change in net unrealized gain on
Securities available for sale:
Net unrealized gain	$470	$(177)	$293	$(43)	$16	$(27)	$300	$(115)	$185
Reclassification of impairment charges included in earnings	32	(12)	20	31	(12)	19	36	(14)	22
Other reclassifications included in earnings	(38)	14	(24)	1	-	1	1	-	1

Change in net unrealized gain on securities available for sale	464	(175)	289	(11)	4	(7)	337	(129)	208

Other	1	-	1	(1)	-	(1)	(1)	-	(1)

Other comprehensive (loss) income	$465	$(175)	$290	$(12)	$4	$(8)	$336	$(129)	$207

Accumulated Other Comprehensive Income (loss) Balances

Accumulated other comprehensive income (loss) balances are as follows:

			Total
	Net unrealized gain		accumulated other
	on securities available for sale	Other	comprehensive income

Balance at December 31, 2009	$(191)	$-	$(191)
Other net changes	208	(1)	207

Balance at December 31, 2010	$17	$(1)	$16
Other net changes	(7)	(1)	(8)

Balance at December 31, 2011	$10	$(2)	$8
Other net changes	289	1	290

Balance at December 31, 2012	$299	$(1)	$298